Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 124,182	$ 89,381
Demand deposits with banks - Interest bearing	487,588	340,256
Cash equivalents - Interest bearing	1,442,113	1,105,501
Cash due from banks	2,053,883	1,535,138
Securities purchased under agreement to resell	27,341	178,769
Short-term investments	52,336	249,984
Investment in securities
Trading	6,495	6,824
Available-for-sale	2,182,749	3,317,440
Held-to-maturity (fair value: $2,036,214 (2017: $1,377,354))	2,066,120	1,381,955
Total investment in securities	4,255,364	4,706,219
Loans
Loans	4,068,991	3,812,329
Allowance for credit losses	(25,102)	(35,467)
Loans, net of allowance for credit losses	4,043,889	3,776,862
Premises, equipment and computer software	158,060	164,790
Accrued interest	20,870	24,915
Goodwill	23,991	21,529
Intangible assets	50,751	39,066
Equity method investments	14,660	14,099
Other real estate owned	5,346	9,127
Other assets	66,687	58,739
Total assets	10,773,178	10,779,237
Bank deposits
Total deposits	9,452,241	9,536,458
Employee benefit plans	117,203	128,798
Accrued interest	5,072	2,376
Pending payable for investments purchased	0	51,913
Other liabilities	172,997	119,811
Total other liabilities	295,272	302,898
Long-term debt	143,322	117,000
Total liabilities	9,890,835	9,956,356
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 55,359,218 (2017: 54,692,630)	554	547
Additional paid-in capital	1,171,435	1,155,542
Accumulated deficit	(92,676)	(204,156)
Less: treasury common shares, at cost: 1,254,212 (2017: nil)	(48,443)	0
Accumulated other comprehensive loss	(148,527)	(129,052)
Total shareholders’ equity	882,343	822,881
Total liabilities and shareholders’ equity	10,773,178	10,779,237
Customers
Bermuda
Non-interest bearing	1,378,539	1,840,201
Interest bearing	3,117,063	3,412,623
Non-Bermuda
Non-interest bearing	732,957	639,525
Interest bearing	4,189,860	3,631,643
Bank deposits
Total deposits	9,418,419	9,523,992
Banks
Bank deposits
Bermuda	8,100	442
Non-Bermuda	25,722	12,024
Total deposits	$ 33,822	$ 12,466